Trade and other receivables, net (Tables)	9 Months Ended
Sep. 30, 2025
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Current and Non-Current Trade and Other Receivables

	September 30, 2025	December 31, 2024
	(unaudited)
Non-current
Advances to suppliers	4,511	3,316
Income tax credits	8,390	4,639
Non-income tax credits (i)	39,995	26,240
Judicial deposits	2,180	1,816
Other receivables (ii)	1,892	2,499
Non-current portion	56,968	38,510
Current
Trade receivables	106,771	87,645
Less: Allowance for trade receivables	(1,389)	(1,114)
Trade receivables – net	105,382	86,531
Prepaid expenses	19,928	18,038
Advance to suppliers	46,470	35,996
Income tax credits	8,237	5,680
Non-income tax credits (i)	62,236	53,522
Receivable from disposal of subsidiary	—	2,900
Receivables from related parties (Note 28)	16,773	—
Advance payments for acquisition of joint venture (ii)	120,000	—
Other receivables	10,059	10,689
Subtotal	283,703	126,825
Current portion	389,085	213,356
Total trade and other receivables, net	446,053	251,866
(i) Includes US$ 224 for the nine-month period ended September 30, 2025 reclassified from property, plant and equipment (for the year ended December 31, 2024: US$ 307).

(ii) 2025 includes US$ 96 million of advance payment for the acquisition of Profertil (See Note 31).

Schedule of Carrying Amounts of Trade and Other Receivables by Currency
The carrying amounts of the Group’s trade and other receivables are denominated in the following currencies (expressed in US dollars):

	September 30, 2025	December 31, 2024
	(unaudited)
Currency
US Dollar	202,573	84,477
Argentine Peso	94,935	70,837
Uruguayan Peso	2,385	2,478
Brazilian Reais	146,160	94,074
	446,053	251,866